RESEARCH AND LICENSE AGREEMENTS (Details) - AERES - Collaboration agreement - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Research and license agreements
Accrued license fee paid	$ 0	$ 0
Maximum
Research and license agreements
Percentage of royalty	4.00%	4.00%